Joint Arrangements - Summary of Interest Percentage in Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
North West Shelf Gas Pty Ltd [member]
Disclosure of joint ventures [line items]
Principal activity	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.
Group Interest	33.30%	33.30%
North West Shelf Liaison Company Pty Ltd [member]
Disclosure of joint ventures [line items]
Principal activity	Liaison for ventures in the sale of LNG to the Japanese market.
Group Interest	33.30%	33.30%
China Administration Company Pty Ltd [member]
Disclosure of joint ventures [line items]
Principal activity	Contract administration services for venturers for LNG sales to China.
Group Interest	33.30%	33.30%
North West Shelf Shipping Service Company Pty Ltd [member]
Disclosure of joint ventures [line items]
Principal activity	LNG vessel fleet advisor.
Group Interest	33.30%	33.30%
North West Shelf Lifting Coordinator Pty Ltd [member]
Disclosure of joint ventures [line items]
Principal activity	Allocating, scheduling and administering the lifting of LNG and pipeline gas.
Group Interest	33.30%	33.30%